Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill, net
Schedule of Changes in Carrying Amount of Goodwill, net
Changes in the carrying amount of goodwill consist of the following:

	December 31,
($ in millions)	2024	2023
Balance at beginning of year	2,678	2,662
Foreign currency translation	(28)	16
Balance at end of year	2,650	2,678

Classified as Assets Held for Sale	1,814	1,829